Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Trade and Other Receivables

All figures in £ millions	2018	2017
Current
Trade receivables	874	739
Royalty advances	5	8
Prepayments	103	82
Deferred contract costs	1	—
Accrued income	2	1
Other receivables	193	280

	1,178	1,110

Non-current
Trade receivables	30	21
Royalty advances	21	20
Prepayments	13	15
Deferred contract costs	1	—
Accrued income	10	10
Other receivables	25	37

	100	103

Summary of Movements on Provision for Bad and Doubtful Debts

The movements in the provision for bad and doubtful debts are as follows:

All figures in £ millions	2018	2017
At beginning of year	(116)	(112)
Adjustment on initial application of IFRS 9 (see note 1c)	(12)	—
Exchange differences	2	7
Income statement movements	(1)	(38)
Utilised	31	21
Disposal through business disposal	—	1
Transfer to assets classified as held for sale	—	5

At end of year	(96)	(116)

Summary of Ageing of Group's Trade Receivables

The ageing of the Group’s trade receivables is as follows:

All figures in £ millions	2018	2017
Within due date	606	661
Up to three months past due date	172	187
Three to six months past due date	72	48
Six to nine months past due date	16	18
Nine to 12 months past due date	24	13
More than 12 months past due date	14	3

Total trade receivables	904	930
Less: sales return liability	—	(170)

Net trade receivables	904	760